Interest-bearing loans and borrowings - Bank loans (Details) $ / shares in Units, € in Millions	Oct. 20, 2024 USD ($) ship	Sep. 30, 2024 USD ($) ship	Jul. 22, 2024 USD ($) ship	May 08, 2024 USD ($) ship	Nov. 07, 2023 USD ($) vessel credit_facility	Jun. 29, 2023 USD ($) ship	Jun. 21, 2022 USD ($) kPI	Apr. 07, 2021 USD ($) extension_option	Dec. 31, 2024 USD ($)	Dec. 27, 2024 USD ($)	Nov. 28, 2024 USD ($)	Sep. 27, 2024 USD ($)	Sep. 02, 2024 USD ($)	Jun. 28, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 09, 2023 USD ($) agreement vessel shareholder $ / shares	Sep. 28, 2023 USD ($)	Aug. 03, 2023 USD ($)	May 16, 2023 USD ($)	Mar. 02, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 06, 2022 USD ($)	Jun. 07, 2022	Mar. 10, 2022 USD ($)	Jan. 29, 2022 USD ($)	Dec. 02, 2021 USD ($)	Jun. 23, 2021 USD ($)	Apr. 07, 2021 EUR (€)	Sep. 11, 2020 USD ($)	Aug. 28, 2019 USD ($)	Mar. 15, 2018 USD ($)	Apr. 25, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of interdependent agreements | agreement																3
Notional Value									$ 111,545,000						$ 93,607,000
Other borrowings (Note 16)									2,622,255,000						930,713,000						$ 1,696,280,000
TI Asia Ltd and TI Africa Ltd
Disclosure of detailed information about borrowings [line items]
Percentage of voting equity interests acquired							50.00%																50.00%
Euronav NV | CMB
Disclosure of detailed information about borrowings [line items]
Percentage of ownership interest acquired																0.2612
Share acquired (in usd per share) | $ / shares																$ 18.43
24 VLCC tankers
Disclosure of detailed information about borrowings [line items]
Number of shareholders involved in transaction | shareholder																2
Number of vessels sold | vessel																24
Receivables from contracts with customers																$ 2,350,000,000
DNB Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings term						12 years
Notional Value						$ 190,400,000
DNB Credit Facility | VLCC
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship						1
DNB Credit Facility | Suezmax vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship						3
Refi Secured Vessels Loan
Disclosure of detailed information about borrowings [line items]
Notional Value					$ 1,290,000,000
Number of credit facilities | credit_facility					3
Other borrowings (Note 16)									750,000,000						415,700,000
Refi Secured Vessels Loan | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					2.30%
Refi Secured Vessels Loan | Maximum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					2.90%
Secured vessels loan Refi - Revolving loan 1,341M
Disclosure of detailed information about borrowings [line items]
Borrowings term					5 years
Notional Value					$ 725,000,000				1,341,000,000
Number of newbuild vessels | vessel					4
Other borrowings (Note 16)									750,000,000						0
Facility size									$ 995,207,000						725,000,000
Secured vessels loan Refi - Revolving loan 1,341M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.90%
Secured vessels loan Refi - Transition facility 375.0M
Disclosure of detailed information about borrowings [line items]
Borrowings term					18 months
Notional Value					$ 375,000,000				$ 375,000,000.0
Other borrowings (Note 16)									0						368,225,000
Facility size									$ 0						368,225,000
Secured vessels loan Refi - Transition facility 375.0M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.90%
Secured vessels loan Refi - Newbuild facility 190.0M
Disclosure of detailed information about borrowings [line items]
Borrowings term					5 years
Notional Value					$ 190,000,000				$ 190,000,000.0
Other borrowings (Note 16)									0						47,500,000
Facility size									$ 0						47,500,000
Secured vessels loan Refi - Newbuild facility 190.0M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.90%
Korean Export Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional Value																																$ 108,500,000
Kexim, BNP and Credit Agricole Corporate
Disclosure of detailed information about borrowings [line items]
Facility size																															$ 173,600,000
Secured vessels Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Notional Value																														$ 700,000,000.0
$$713.0 million facility
Disclosure of detailed information about borrowings [line items]
Notional Value																													$ 713,000,000
$73.45 million facility - Cedar and Cypress
Disclosure of detailed information about borrowings [line items]
Notional Value																										$ 73,450,000
Nordea Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional Value																						$ 447,000,000
Loan CEXIM I 152M
Disclosure of detailed information about borrowings [line items]
Notional Value									$ 152,000,000																$ 152,000,000
Other borrowings (Note 16)									72,504,000						0
Facility size									$ 72,504,000						0
Loan CEXIM I 152M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.06%
CEXIM
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)									$ 72,500,000
Loan SocGen EUR 8.8M
Disclosure of detailed information about borrowings [line items]
Notional Value									8,800,000															$ 8,800,000
Other borrowings (Note 16)									8,228,000						0
Facility size									8,228,000						0
Credit Line KBC Windcat EUR 1.25M
Disclosure of detailed information about borrowings [line items]
Notional Value									1,250,000											$ 1,250,000
Other borrowings (Note 16)									1,299,000						0
Facility size									$ 1,299,000						0
Credit Line KBC Windcat EUR 1.25M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.40%
Credit Line Belfius Windcat EUR 1.25M
Disclosure of detailed information about borrowings [line items]
Notional Value									$ 1,250,000										$ 1,250,000
Other borrowings (Note 16)									1,299,000						0
Facility size									$ 1,299,000						0
Credit Line Belfius Windcat EUR 1.25M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									1.83%
Loan BNPPF EUR 151.2M
Disclosure of detailed information about borrowings [line items]
Notional Value									$ 151,200,000		$ 51,100,000					$ 100,100,000
Other borrowings (Note 16)									86,925,000						0
Facility size									$ 86,925,000						0
Loan BNPPF EUR 151.2M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									1.00%
SocGen EUR 50M
Disclosure of detailed information about borrowings [line items]
Notional Value		$ 104,600,000																$ 50,100,000
Other borrowings (Note 16)									$ 34,300,000
SocGen EUR 50M | CSOVs
Disclosure of detailed information about borrowings [line items]
Number of vessels acquired | ship		2
Loan CEXIM II 280M
Disclosure of detailed information about borrowings [line items]
Notional Value									280,000,000								$ 280,000,000
Other borrowings (Note 16)									189,216,000						0
Facility size									$ 189,216,000						0
Loan CEXIM II 280M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.06%
Loan KBC/Belfius Windcat EUR 78M
Disclosure of detailed information about borrowings [line items]
Notional Value									$ 78,000,000																		$ 77,900,000
Other borrowings (Note 16)									43,921,000						0
Facility size									49,426,000						0
Loan CEXIM III 224M
Disclosure of detailed information about borrowings [line items]
Borrowings term				12 years
Notional Value				$ 224,000,000					224,000,000
Other borrowings (Note 16)									115,733,000						0
Facility size									$ 115,733,000						0
Loan CEXIM III 224M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.06%
Borrowings, interest rate				2.06%
Loan CEXIM III 224M | Newcastlemax bulk carriers
Disclosure of detailed information about borrowings [line items]
Number of vessels acquired | ship				5
KEXIM
Disclosure of detailed information about borrowings [line items]
Borrowings term			12 years
Notional Value			$ 129,800,000
Other borrowings (Note 16)									$ 26,000,000.0
KEXIM | Suezmax vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels acquired | ship			2
Hamburg Commercial Bank
Disclosure of detailed information about borrowings [line items]
Notional Value												$ 182,500,000
Other borrowings (Note 16)									167,300,000
Hamburg Commercial Bank | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis												2.20%
Hamburg Commercial Bank | Maximum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis												2.80%
Hamburg Commercial Bank - revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional Value												$ 72,500,000
Hamburg Commercial Bank - term loan facility
Disclosure of detailed information about borrowings [line items]
Notional Value												$ 1,290,000,000
Hamburg Commercial Bank - syndicated to Danske Bank
Disclosure of detailed information about borrowings [line items]
Notional Value										$ 32,500,000
Loan KfW 41.8M
Disclosure of detailed information about borrowings [line items]
Borrowings term	8 years
Notional Value	$ 41,800,000								41,800,000
Other borrowings (Note 16)									0						0
Facility size									$ 0						0
Loan KfW 41.8M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.00%
Borrowings, interest rate	2.00%
Loan KfW 41.8M | Newcastlemax bulk carriers
Disclosure of detailed information about borrowings [line items]
Number of vessels acquired | ship	1
Unsecured Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings term								3 years
Notional Value								$ 83,100,000																				€ 80
Other borrowings (Note 16)									$ 27,500,000						0
Number of extension options | extension_option								2
Extension period								1 year
Secured FSO loan 161.1M
Disclosure of detailed information about borrowings [line items]
Borrowings term							5 years 3 months
Notional Value							$ 150,000,000		161,100,000
Other borrowings (Note 16)									148,727,000						124,809,000
Facility size									$ 148,727,000						$ 124,809,000
Borrowings, adjustment to interest rate basis, margin							0.10%
Number of sustainability KPIs | kPI							2
Secured FSO loan 161.1M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.15%		2.15%
Secured FSO Loan Due 2030 With Margin Rate At 2.15% Supplementary Agreement
Disclosure of detailed information about borrowings [line items]
Notional Value													$ 45,000,000
Secured vessels Revolving loan due 2028
Disclosure of detailed information about borrowings [line items]
Notional Value																						377,000,000
$307 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional Value																						307,000,000
$70.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional Value																						70,000,000
Upsize term loan facility | Maximum
Disclosure of detailed information about borrowings [line items]
Notional Value																						$ 70,000,000
Global Refinancing facility- revolving facility
Disclosure of detailed information about borrowings [line items]
Notional Value														$ 1,047,000,000
Global Refinancing facility
Disclosure of detailed information about borrowings [line items]
Notional Value					$ 1,290,000,000									$ 1,290,000,000